Expense Example - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - Select FinTech Portfolio - Select FinTech Portfolio	Apr. 29, 2025 USD ($)
Expense Example:
1 year	$ 77
3 years	240
5 years	417
10 years	$ 930